Equity - Other comprehensive income, items not reclassified to profit or loss - Actuarial gains or losses on defined benefit benefit pension plans (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Items not reclassified to profit or loss
Decrease (increase) in actuarial losses	€ (59)
Increase (decrease) in net defined benefit liability (asset) resulting from miscellaneous other changes	(12)
UK
Items not reclassified to profit or loss
Decrease (increase) in accumulated actuarial losses/profits	€ 187
Discount rates	5.15%	4.63%
Brazil
Items not reclassified to profit or loss
Decrease (increase) in accumulated actuarial losses/profits	€ (63)
Actuarial assumption of expected rates of pension increases	9.57%	8.65%
Actuarial assumption of medical cost trend rates	9.56%	8.70%
MEXICO
Items not reclassified to profit or loss
Decrease (increase) in accumulated actuarial losses/profits	€ (43)
Discount rates	10.25%	9.25%
Germany
Items not reclassified to profit or loss
Decrease (increase) in accumulated actuarial losses/profits	€ (10)
Discount rates	3.74%	3.57%